Signifcant Accounting Policies (Details) - Schedule of value added tax	Dec. 31, 2020
April 1, 2019 - Current [Member]
Signifcant Accounting Policies (Details) - Schedule of value added tax [Line Items]
Standard VAT rate in effect	13.00%
May 1, 2018 - March 31, 2019 [Member]
Signifcant Accounting Policies (Details) - Schedule of value added tax [Line Items]
Standard VAT rate in effect	16.00%
Earlier [Member]
Signifcant Accounting Policies (Details) - Schedule of value added tax [Line Items]
Standard VAT rate in effect	17.00%